Vanguard® International Growth Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.7%)
Australia (0.6%)
	WiseTech Global Ltd.	9,707,027	292,315
Austria (0.5%)
	Erste Group Bank AG	7,102,318	221,748
Belgium (3.4%)
*	Argenx SE	2,330,881	722,176
[1]	Umicore SA	15,115,280	671,045
	UCB SA	1,979,655	174,660
			1,567,881
Brazil (0.8%)
	B3 SA - Brasil Bolsa Balcao	67,515,655	181,413
	Raia Drogasil SA	36,470,126	158,464
*,2	NU Holdings Ltd. Class A	9,286,453	35,382
			375,259
Canada (1.7%)
	Toronto-Dominion Bank	6,822,838	521,402
	Canadian National Railway Co.	2,355,855	267,873
			789,275
China (13.8%)
	Tencent Holdings Ltd.	43,134,900	1,972,058
*,3	Meituan Class B	49,232,008	1,155,234
*	Alibaba Group Holding Ltd.	87,195,132	1,047,234
*	NIO Inc. ADR	30,557,076	531,388
	Ping An Insurance Group Co. of China Ltd. Class H	68,344,500	437,598
*,3	Wuxi Biologics Cayman Inc.	40,802,500	301,719
*	Baidu Inc. ADR	1,951,652	273,914
	JD.com Inc. Class A	5,692,189	159,896
	China Mengniu Dairy Co. Ltd.	29,969,000	153,441
*	Pinduoduo Inc. ADR	2,838,422	142,914
*	Shenzhen Inovance Technology Co. Ltd. Class A	9,361,199	85,784
*,2	Full Truck Alliance Co. Ltd. ADR	12,227,700	84,738
*	Kingdee International Software Group Co. Ltd.	31,548,000	62,127
			6,408,045
Denmark (3.9%)
*	Genmab A/S	2,548,873	775,773
	Vestas Wind Systems A/S	28,431,758	726,211
[2]	Ambu A/S Class B	13,909,666	190,736
	Novozymes A/S Class B	2,228,941	141,526
			1,834,246
France (5.8%)
	Kering SA	2,417,036	1,329,447

		Shares	Market Value ($000)
	L'Oreal SA (XPAR)	2,064,302	729,135
	Schneider Electric SE	2,916,843	405,126
	Legrand SA	1,417,210	122,821
	Carrefour SA	4,743,628	97,297
			2,683,826
Germany (6.8%)
*,1,2,3	Zalando SE	14,755,008	600,339
	Sartorius AG Preference Shares	1,154,927	466,956
*,1	HelloFresh SE	10,336,074	385,967
	Bayerische Motoren Werke AG	4,043,089	351,259
*,3	Delivery Hero SE	8,981,560	346,403
	Infineon Technologies AG	10,902,064	339,743
	SAP SE	2,666,785	267,337
	Siemens AG (Registered)	1,591,441	210,075
	Knorr-Bremse AG	1,397,971	95,559
*,1,2	Jumia Technologies AG ADR	6,724,836	48,890
*,2	CureVac NV	1,591,765	29,925
*	MorphoSys AG	664,989	14,713
*,1,2	Home24 SE	2,066,394	11,472
			3,168,638
Hong Kong (2.4%)
	AIA Group Ltd.	60,461,600	626,393
	Hong Kong Exchanges & Clearing Ltd.	7,908,243	341,226
	BOC Hong Kong Holdings Ltd.	44,025,000	169,164
			1,136,783
India (1.6%)
	Housing Development Finance Corp. Ltd.	11,680,736	343,843
	HDFC Bank Ltd.	15,290,041	271,414
*	Larsen & Toubro Ltd.	3,607,151	76,382
*,4,5	ANI Technologies Private Ltd. PP (Acquired 12/1/15, Cost $51,748)	166,185	48,452
			740,091
Indonesia (0.4%)
	Bank Central Asia Tbk PT	327,876,400	173,480
Israel (0.6%)
*,1	Wix.com Ltd.	4,130,955	260,291
Italy (4.2%)
	Ferrari NV	4,470,853	872,379
	EXOR NV	7,925,234	585,369
	Intesa Sanpaolo SpA	111,669,603	243,896
	FinecoBank Banca Fineco SpA	9,570,967	135,626
	Stellantis NV (XNYS)	6,001,213	90,050
	Stellantis NV	1,900,129	28,508
			1,955,828
Japan (7.2%)
	Nidec Corp.	10,933,300	731,042
	M3 Inc.	23,057,700	663,162
	SMC Corp.	1,037,000	536,155
	Sony Group Corp.	3,490,400	327,363
	Bridgestone Corp.	6,147,800	242,762
	Recruit Holdings Co. Ltd.	6,307,800	228,306
	Murata Manufacturing Co. Ltd.	1,994,900	128,193
	Kubota Corp.	6,254,700	115,437
	Toyota Motor Corp.	6,425,300	106,896
	Sekisui Chemical Co. Ltd.	6,873,100	98,313
	SBI Holdings Inc.	4,470,400	90,687

		Shares	Market Value ($000)
	MISUMI Group Inc.	2,471,200	55,570
			3,323,886
Netherlands (9.0%)
	ASML Holding NV	4,654,599	2,678,513
*,3	Adyen NV	958,092	1,483,764
			4,162,277
Norway (1.3%)
	Equinor ASA	11,784,641	447,189
	DNB Bank ASA	6,733,217	136,551
			583,740
Singapore (0.4%)
*	Sea Ltd. ADR	2,479,980	204,995
South Korea (1.3%)
	Samsung Electronics Co. Ltd.	4,437,632	241,309
*	Coupang Inc.	15,030,499	203,062
	Samsung SDI Co. Ltd.	378,795	175,170
			619,541
Spain (1.0%)
	Iberdrola SA (XMAD)	25,837,545	306,137
	Banco Bilbao Vizcaya Argentaria SA	31,001,189	169,647
			475,784
Sweden (2.1%)
	Atlas Copco AB	47,384,892	531,784
*	Kinnevik AB Class B	13,074,833	261,265
	Svenska Handelsbanken AB Class A	18,130,444	178,674
			971,723
Switzerland (4.1%)
	Nestle SA (Registered)	4,381,396	535,920
	Roche Holding AG	1,292,426	440,447
	Temenos AG (Registered)	2,177,560	211,567
	Lonza Group AG (Registered)	302,310	182,264
	Cie Financiere Richemont SA Class A (Registered)	1,507,403	167,759
	Alcon Inc.	2,234,449	167,674
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	12,067	121,392
	Sika AG (Registered)	332,004	92,161
			1,919,184
Taiwan (3.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	90,065,000	1,703,213
United Kingdom (7.9%)
	AstraZeneca plc	3,634,245	480,315
*,1	Ocado Group plc	38,129,299	447,715
	Shell plc (XETR)	11,500,265	344,341
	Shell plc	10,925,057	323,074
*,1,4,5	You & Mr. Jones Class A PP (Acquired 9/23/15, Cost $44,800)	33,633,606	272,769
	Reckitt Benckiser Group plc	3,504,203	270,495
	GlaxoSmithKline plc	11,446,029	249,528
	National Grid plc	15,286,770	225,519
	HSBC Holdings plc	33,162,716	222,066
	Diageo plc	4,529,563	210,449
	Burberry Group plc	6,702,165	144,598
	Vodafone Group plc	82,464,380	135,771
	Bunzl plc	3,776,198	131,647
	RELX plc	4,467,336	128,099

		Shares	Market Value ($000)
	Whitbread plc	2,641,658	90,643
			3,677,029
United States (14.2%)
*	MercadoLibre Inc.	2,007,735	1,577,839
*	Moderna Inc.	9,903,909	1,439,335
*	Tesla Inc.	1,608,222	1,219,450
*	Spotify Technology SA	9,364,593	1,056,045
*	Illumina Inc.	3,890,075	931,595
*	Booking Holdings Inc.	85,879	192,675
*	Lululemon Athletica Inc.	388,875	113,820
*,2	Oatly Group AB ADR	16,387,034	67,679
*,1	Meli Kaszek Pioneer Corp. Class A	1,884,672	19,016
			6,617,454
Total Common Stocks (Cost $35,615,869)			45,866,532
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[6,7]	Vanguard Market Liquidity Fund, 0.854% (Cost $950,379)	9,505,402	950,445
Total Investments (100.8%) (Cost $36,566,248)			46,816,977
Other Assets and Liabilities—Net (-0.8%)			(352,211)
Net Assets (100%)			46,464,766
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $303,643,000.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, the aggregate value was $3,887,459,000, representing 8.4% of net assets.
4	Restricted securities totaling $321,221,000, representing 0.7% of net assets.
5	Security value determined using significant unobservable inputs.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $315,027,000 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2022	1,865	189,950	7,738
MSCI Emerging Markets Index	June 2022	1,562	83,044	3,870
				11,608

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	7,781,988	—	—	7,781,988
Common Stocks—Other	1,794,830	35,968,493	321,221	38,084,544
Temporary Cash Investments	950,445	—	—	950,445
Total	10,527,263	35,968,493	321,221	46,816,977
Derivative Financial Instruments
Assets
Futures Contracts[1]	11,608	—	—	11,608
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
E.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Aug. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	May. 31, 2022 Market Value ($000)
HelloFresh SE	1,139,379	—	17,086	12,165	(748,491)	—	—	385,967
Home24 SE	41,075	—	—	—	(29,603)	—	—	11,472
Jumia Technologies AG ADR	134,564	—	—	—	(85,674)	—	—	48,890
Meli Kaszek Pioneer Corp. Class A	—	18,846	—	—	170	—	—	19,016
Ocado Group plc	NA1	188,520	55,098	14,680	(483,262)	—	—	447,715
Umicore SA	922,770	104,402	27,440	(7,850)	(320,837)	8,862	—	671,045
Vanguard Market Liquidity Fund	1,643,150	NA2	NA2	(57)	(28)	986	13	950,445
Wix.com Ltd.	NA1	223,826	—	—	(216,037)	—	—	260,291
You & Mr. Jones	200,032	—	—	—	72,737	—	—	272,769
Zalando SE	1,535,149	72,418	13,430	(7,800)	(985,998)	—	—	600,339
Total	5,616,119	608,012	113,054	11,138	(2,797,023)	9,848	13	3,667,949
1	Not applicable—at August 31, 2021, the issuer was not an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.